Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Cash and cash equivalents
Cash to be deposited	$ 540	$ 657
Cash at banks	189,684	192,381
Time deposits	21,615	16,729
Other cash equivalents	228,008	160,081
Cash and cash equivalents	439,847	369,848	$ 385,265	$ 375,783
Restricted cash on deposit as collateral	$ 4,621	$ 5,864